Debt (Summary of Debt and Interest Payment Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Abstract]
Debt payment obligations, 2013 (remainder)	$ 1,250
Interest payments on debt payment obligations, 2013 (remainder)	472
Total, 2013 (remainder)	1,722
Debt payment obligations, 2014	5,000
Interest payments on debt payment obligations, 2014	1,859
Total, 2014	6,859
Debt payment obligations, 2015	6,875
Interest payments on debt payment obligations, 2015	1,723
Total, 2015	8,598
Debt payment obligations, 2016	39,375
Interest payments on debt payment obligations, 2016	1,043
Total, 2016	40,418
Debt payment obligations, 2017	10,000
Interest payments on debt payment obligations, 2017	532
Total, 2017	10,532
Debt payment obligations, Thereafter	15,000
Interest payments on debt payment obligations, Thereafter	125
Total, Thereafter	15,125
Debt payment obligations	77,500
Interest payments on debt payment obligations	5,754
Total	$ 83,254